The Consumer Discretionary Select Sector SPDR Premium Income Fund N-1A Cover	Jul. 29, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE SELECT SECTOR SPDR TRUST
Entity Central Index Key	0001064641
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 29, 2025
Prospectus Date	Jul. 29, 2025